Property, plant and equipment	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

9. Property, plant and equipment

	Assets under construction	Plant & Machinery	Office and other equipment	Right of use assets	Total
2025
At January 1, 2025	-	1,250	8	468	1,726
Addition	14	(101)	2	186	102
Disposal	-	-	-	(213)	(213)
At June 30, 2025	14	1,149	10	441	1,615

Depreciation
At January 1, 2025	-	(1,209)	(3)	(208)	(1,421)
Charge for period	-	69	-	(86)	(17)
Disposal	-	-	-	146	146
At June 30, 2025	-	(1,141)	(3)	(148)	(1,292)

Net book values
At January 1, 2025	-	41	4	260	307
At June 30, 2025	14	9	6	293	323

	Assets under construction	Plant & Machinery	Office and other equipment	Right of use assets	Total
	€’000	€’000	€’000	€’000	€’000
2024
At January 1, 2024	14,726	5,846	422	11,984	32,978
Revaluation	-	-	-	455	455
Addition	-	1,261	5	284	1,549
Disposal	-	-	-	(28)	(28)
Derecognition of PPE	(14,726)	(5,856)	(420)	(12,226)	(33,228)
At December 31, 2024	0	1,250	8	468	1,726

Depreciation
At January 1, 2024	(3,317)	(2,985)	(185)	(1,715)	(8,202)
Charge for year	-	(1,887)	(96)	(919)	(2,902)
Derecognition of PPE	3,317	3,663	278	2,426	9,683
At December 31, 2024	-	(1,209)	(3)	(208)	(1,421)

Net book values
At January 1, 2024	11,409	2,861	237	10,269	24,776
At December 31, 2024	-	41	4	260	307

Depreciation expense on property and equipment was €0.08 million and €0.97 million for the six-month periods ended June 30, 2025 and 2024, respectively. This year’s deprecation relates to one Right of Use asset (Irish office lease) whereas in the comparative period it relates to the deconsolidated entity so is not comparable.

During the six-month period ended June 30, 2025, the Company moved offices resulting in a derecognition and addition of a new right of use asset under the Irish entity.